Assets Held-for-Sale	12 Months Ended
Dec. 31, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets Held-for-Sale
42.	Assets Held-for-Sale

(1)	Assets held-for-sale as of December 31, 2024 and 2025 are as follows:

		2024	2025

		In millions of won
Land (*)	￦	31,766	—
Buildings (*)		13,881	—
Structures		1	—

	￦	45,648	—

(*)
The board of directors of Korea Electric Power Corporation, the controlling company, made a resolution to sell the Uijeongbu substation, and reclassified the buildings and land as assets held-for-sale expecting its carrying amount would be recovered through a sale transaction during the year ended December 31, 2022. KEPCO completed the sale during the year ended December 31, 2025.

(2)
Although the Company entered into a contract to sell the site of the Majang Materials Center during the year ended December 31, 2025, the asset was not classified as assets held-for-sale as of December 31, 2025, as it was not considered highly probable that the sale would be completed within one year.